BUSINESS ACQUISITION - Summary of net assets acquired (Details) - Aggregated individually immaterial business combinations $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 21,314
Client and trust funds on deposit	450,932
Accounts receivable and prepaid expenses	6,729
Capital assets	1,395
Right-of-use assets	14,724
Deferred tax	2,677
Intangibles	395,497
Other assets	344
Accounts payable and accrued liabilities	(19,543)
Clients and trust funds payable	(450,932)
Income taxes payable	(312)
Lease liability	(15,545)
Fair value of identifiable net assets	407,280
Non-controlling interest	(35,222)
Goodwill on acquisition	529,320
Total acquired cost	901,378
Consideration
Cash consideration	542,930
Share consideration	35,434
Other financial liabilities	323,014
Total consideration	901,378
Wealth Management
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	19,578
Client and trust funds on deposit	450,932
Accounts receivable and prepaid expenses	6,398
Capital assets	1,390
Right-of-use assets	14,724
Deferred tax	(4,219)
Intangibles	393,744
Other assets	344
Accounts payable and accrued liabilities	(18,245)
Clients and trust funds payable	(450,932)
Income taxes payable	(312)
Lease liability	(15,545)
Fair value of identifiable net assets	397,857
Non-controlling interest	(35,222)
Goodwill on acquisition	528,557
Total acquired cost	891,192
Consideration
Cash consideration	537,430
Share consideration	35,434
Other financial liabilities	318,328
Total consideration	891,192
Asset Management
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1,736
Client and trust funds on deposit	0
Accounts receivable and prepaid expenses	331
Capital assets	5
Right-of-use assets	0
Deferred tax	6,896
Intangibles	1,753
Other assets	0
Accounts payable and accrued liabilities	(1,298)
Clients and trust funds payable	0
Income taxes payable	0
Lease liability	0
Fair value of identifiable net assets	9,423
Non-controlling interest	0
Goodwill on acquisition	763
Total acquired cost	10,186
Consideration
Cash consideration	5,500
Share consideration	0
Other financial liabilities	4,686
Total consideration	$ 10,186